Expense by Nature - Summary of Employee Benefits Expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Expense By Nature [Abstract]
Wages, salaries and bonuses	¥ 1,228	¥ 723	¥ 335
Welfare, medical and other expenses	293	204	184
Share-based compensation expenses	487	384	170
Contribution to pension plans	69	62	32
Employee benefits expense	¥ 2,077	¥ 1,373	¥ 721